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FAM Value Fund

Investor Share Class (FAMVX)

Summary Prospectus

May 1, 2012

Before you invest, you may want to review the Fund's prospectus, which contains more information about the Fund and its risks.  You can find the Fund's prospectus and other information about the Fund online at http://www.famfunds.com/fam_funds/reports.cfm.  You may also obtain this information about the Fund at no cost by calling 800.932.3271 or be sending an email request to info@famfunds.com.  The Fund's full prospectus and Statement of Additional Information, dated May 1, 2012, are incorporated by reference into this summary prospectus.

Investment Objective:  FAM Value Fund's investment objective is to maximize long-term return on capital.

Fees and Expenses of the Fund:  The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

S H A R E H O L D E R   F E E S

(fees paid directly from your investment)

Investor Class

Maximum sales charge (load) on purchase

none

Maximum deferred sales charge (load)

none

Redemption fee

none

A N N UA L  F U N D  O P E R AT I N G  E X P E N S E S

(expenses that you pay each year as a percentage of the value of your investment)

Investor Class

Management Fees

1.00%

Distribution and Service (12b-1) Fees

none

Other Expenses

0.22%

Acquired Fund Fee and Expenses

0.01%

Total Annual Fund Operating Expenses

1.23%

Expense Example:  This Example is intended to help you compare the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your invest-

ment has a 5% return each year and that the Fund's operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

E X P E N S E  E X A M P L E

1 YEAR

3 YEARS

5 YEARS

10 YEARS

Investor Class

$125

$390

$676

$1,489

FAM Value Fund

Investor Share Class

Summary Section

Portfolio Turnover: The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reﬂected in annual fund operating expenses or in the Example, affect the Fund's performance.  During the most recent fiscal year, the Fund's portfolio turnover rate was 7.78% of the average value of its portfolio.

Principal Investment Strategies:  Fenimore Asset Management, Inc. ("Fenimore"), the investment advisor to the Fund, employs a "value approach" in making its common stock selections.   This approach is based on Fenimore's belief that at any given point in time the stock price of a company may sell below the company's "true business worth".  Factors considered in evaluating the true business worth include the company's current earnings and Fenimore's opinion as to its future earnings potential. After identifying a company whose securities are determined to have a favorable price-to-earnings relationship, Fenimore plans to invest in such securities until the "true business worth" nears the market price of the company's securities.

Under normal market conditions, the Fund will attempt to remain fully invested in common stocks and securities that are convertible into common stocks, such as convertible bonds and convertible preferred stocks.  The Fund may invest in the securities of issuers of all sizes and market capitalizations.  The Fund may also invest in the securities of both domestic and foreign issuers.

Principal Risks:

• Stock Market Risk -  the value of stocks ﬂuctuate in response to the activities of individual companies and general stock market and economic conditions.  Stock prices may decline over short or extended periods of time.  Stocks are more volatile and riskier than some other forms of investments.

• Stock Selection Risk - the value stocks chosen for the Fund are subject to the risk that the market may never realize their intrinsic value or their prices may go down.

• Small-Cap Risk - small capitalization companies may not have the size, resources or other assets of large capitalization companies.

• Market Risk - the value of your investment will go up and down, which means that you could lose money.

• Foreign Investment Risk - the Fund may invest in securities of foreign issuers that are traded in foreign markets or may be represented by American Depository Receipts that are traded in the United States.  Investments in non-U.S. securities may involve additional risk including exchange rate ﬂuctuation, political or economic instability, the imposition of exchange controls, expropriation, limited disclosure and illiquid markets.

AnnualTotal Return: The following bar chart and table show some indication of the risks of investing in the Fund.  The bar chart shows changes in the Investor Class shares performance since 2002.  The table shows how Investor Class shares' average annual returns   (before and after taxes ) for the one year, five year and ten year periods compared to those of the Russell 2000 Index.  The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.  Updated performance information may be obtained at the Fund's website www.famfunds.com.

FAM Value Fund

Investor Share Class

Summary Section

F A M   V A L U E   F U N D

2002	-5.33%
2003	24.98%%
2004	16.86%
2005	5.56%	Best Quarter (ended 12/31/11):
2006	8.73%	13.34%
2007	-0.79%	Worst Quarter (ended 12/31/08):
2008	-28.68%	-20.68%
2009	22.18%
2010	17.02%
2011	-0.41

A V E R A G E   A N N U A L   T O T A L   R E T U R N

(for the periods ending December 31, 2011)

I N V E S T O R   C L A S S

1 YEAR

5 YEARS

10 YEARS

Return before taxes

-0.41%

0.15%

4.81%

Return after taxes on distributions

-0.41%

-0.24%

4.30%

Return after taxes on distributions and sale of fund shares

-0.27%

0.03%

4.05%

Russell 2000 Index

-4.18%

0.15%

5.62%

The after-tax returns shown in the table are calculated using the historical highest individual federal marginal income tax rates, and do not reﬂect the impact of state and local taxes.  Ac-

tual after-tax returns depend on the investor's tax situation and may differ from those shown.

The  after-tax  returns  are  not  relevant  to  investors  who  hold  their  Fund  shares  through  tax-

deferred arrangements such as 401(k) plans or individual retirement accounts, or to investors who are tax exempt.

Investment Advisor: Fenimore Asset Management, Inc.

Portfolio  Co-Managers:  Thomas  O.  Putnam,  Chairman  and  John  D.  Fox,  CFA  of  Fenimore Asset  Management,  Inc.   Mr.  Putnam  has  managed  the  Fund  since  1987.   Mr.  Fox  has  co-

managed the Fund since 2000.

Purchase and Sale of Fund Shares:  The minimum initial purchase is $500 for a regular account and $100 for an individual retirement account.  The minimum subsequent investment is $50.  You may redeem shares by mail or fax (518.234.7793).  Redemption proceeds will be sent by check to the address of record or by electronic bank transfer.

Tax Information

Fund distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.  Such tax-deferred arrangements may be taxed upon withdrawals made from these arrangements.

Financial Intermediary Compensation

If you purchase Fund shares through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conﬂict of interest by inﬂuencing the broker-dealer or other intermediary and your salesperson to recommend Fund shares over another investment.  Ask your salesperson or visit your financial intermediary's Web site for more information.